Risk management for financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	$ 399,470	$ 316,202	$ 123,338
Foreign exchange (gain) loss	$ 452,068	(22,130)	132,306
Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Fluctuations in currency (In percentage)	5.00%
Foreign exchange (gain) loss	$ 6,000	23,000	58,000
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Fluctuations in currency (In percentage)	5.00%
Foreign exchange (gain) loss	$ 53,000	22,000	78,000
Great Britain Pound
Disclosure of detailed information about financial instruments [line items]
Fluctuations in currency (In percentage)	5.00%
Foreign exchange (gain) loss	$ 3,000	$ 30,000	$ 23,000